Stock Incentive Plan - Additional Information (Detail) - Two Thousand Nineteen Plan [member]	Dec. 31, 2021 shares
Stock Incentive Plan [Line Items]
Maximum number of ordinary shares that may be issued	20,000,000
Percent of automatic increase of shares on total issued and outstanding share capital	10.00%
Percent of additional automatic increase of shares on total issued and outstanding share capital	1.00%